Document and Entity Information	Nov. 08, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 08, 2023
Entity Registrant Name	ACER THERAPEUTICS INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-33004
Entity Tax Identification Number	32-0426967
Entity Address Address Line 1	One Gateway Center
Entity Address Address Line 2	Suite 356
Entity Address Address Line 3	300 Washington Street
Entity Address City Or Town	Newton
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02458
City Area Code	844
Local Phone Number	902-6100
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	ACER
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001069308
Amendment Flag	false